Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 08, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 08, 2015
Document Effective Date	Dec. 08, 2015
Prospectus Date	Aug. 01, 2015
Gotham Absolute 500 Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GFIVX
Gotham Enhanced 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GENFX
Gotham Index Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GINDX